Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	£ 1,127
Charge for the year	411	£ 476	£ 452
Ending balance	1,944	1,127
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,522	3,563
Additions	1,311	967
Disposals	(157)	(162)
Translation adjustment	(219)	154
Ending balance	5,457	4,522	3,563
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,395	2,952
Charge for the year	411	476
Disposals	(120)	(162)
Translation adjustment	(173)	129
Ending balance	3,513	3,395	2,952
Equipment and Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	792
Ending balance	1,819	792
Equipment and Furniture | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,066	3,403
Additions	1,311	511
Disposals	(46)	(2)
Translation adjustment	(219)	154
Ending balance	5,112	4,066	3,403
Equipment and Furniture | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,274	2,856
Charge for the year	238	291
Disposals	(46)	(2)
Translation adjustment	(173)	129
Ending balance	3,293	3,274	2,856
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	335
Ending balance	125	335
Right-of-use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	456	160
Additions		456
Disposals	(111)	(160)
Ending balance	345	456	160
Right-of-use Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	121	96
Charge for the year	173	185
Disposals	(74)	(160)
Ending balance	£ 220	£ 121	£ 96